Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting [Abstract]
Operating segments, description	Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.	Reportable segments are defined as an operating segment that either (a) exceeds 10% of revenue, or (b) reported profit or loss in absolute amount exceeds 10% of profit of all operating segments that did not report a loss or (c) exceeds 10% of the combined assets of all operating segments.
Aggregate generated income		$ 211,000
Number of operating segments	3
Trading gains/(losses)	$ 3,600,000	$ 1,833,875	$ 1,782,750	$ (897,812)
Interest commissions	400,000
CFD trading commissions	1,000,000.0
CFD Bid Gains(losses)	$ (2,100,000)